CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current Assets
Total current assets		$ 9,029
Total Assets		36,581
Current Liabilities
Total current liabilities		10,316
Total Liabilities		11,183
Stockholders’ Equity
Total Stockholders’ Equity		25,398
Total Liabilities and Stockholders’ Equity		36,581
Successor [Member]
Current Assets
Cash and cash equivalents	$ 6,160	6,275
Accounts receivable, net of allowance for credit losses of $0 and $2, respectively	438	1,956
Unbilled and other receivables	171	211
Prepaid expenses and other current assets	663	587
Total current assets	7,432	9,029
Property and equipment, net	95	115
Intangible assets, net	16,770	18,136
Operating lease right-of-use asset, net	664	486
Goodwill	8,737	8,737
Other assets	76	78
Total Assets	33,774	36,581
Current Liabilities
Accounts payable	584	975
Accrued liabilities	2,021	1,452
Deferred revenue	2,936	2,878
Warrant liability	4,206	1,683
Operating lease obligation, current	389	275
Note payable	4,103	3,053
Total current liabilities	14,239	10,316
Operating lease obligation, noncurrent	288	230
Deferred tax liability	270	637
Convertible debt	2,493
Other noncurrent liabilities	4
Total Liabilities	17,294	11,183
Stockholders’ Equity
Common Stock value	2	2
Additional paid-in capital	84,714	83,282
Accumulated deficit	(68,227)	(57,801)
Accumulated other comprehensive loss	(9)	(85)
Total Stockholders’ Equity	16,480	25,398
Total Liabilities and Stockholders’ Equity	$ 33,774	$ 36,581